Income Taxes (Schedule Of Deferred Tax Assets (Liabilities)) (Details) (As Adjusted [Member], USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
As Adjusted [Member]
Accrued vacation and bonuses	$ 90	$ 91
Investments	11	13
Deferred compensation	47	44
Vesting stock awards	75	65
Credits and net operating losses carryovers	28	11
Employee benefit contributions	6	13
Other	32	31
Total deferred tax assets	289	268
Deferred revenue	(51)	(59)
Fixed asset basis differences	(21)	(10)
Purchased intangible assets	(119)	(60)
Total deferred tax liabilities	(191)	(129)
Net deferred tax assets, before valuation allowance	98	139
Valuation allowance	(2)	(2)
Net deferred tax assets	$ 96	$ 137